Related Parties Balances and Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

6. RELATED PARTIES BALANCES AND TRANSACTIONS

The following is a list of related parties to which the Company has transactions with:

Eugene Jiang is the Chief Executive Officer of the Company, the owner of BioLite, Inc and one of the directors and common stock shareholders of BioFirst Corporation.

Amount due to related party

Amount due to related party consisted of the following as of the periods indicated:

	March 31, 2017	September 30, 2016
BioLite, Inc
Balance beginning of the period / year	$6,500,000	$-
Research and development incurred for the period / year	-	10,000,000
Repayment by cash and share	(6,500,000)	(3,500,000)
Balance as at the ended of the period / year	$-	$6,500,000

Related party transactions

Unsecured borrowings from related parties consisted of the following for the periods indicated:

	March 31, 2017	September 30, 2016

BioFirst Corporation	$950,000	$-
Total	$950,000	$-

On January 26, 2017, American Brivision (Holding) Corporation entered into a loan agreement with the lender party thereto, BioFirst Corporation, a company incorporated in Taiwan, Republic of China, for a total commitment (non-secured indebtedness) of $950,000 to meet its working capital needs. Under the terms of the loan agreement, the loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to remit the interest payment monthly to the lender. The loan will be matured on February 1, 2018.

Interest expense related to this indebtedness is $19,000 and $0 for the three months ended March 31, 2017 and 2016, respectively and $19,000 and $0 for the six months ended March 31, 2017 and 2016, respectively. Accrued interest related to this borrowing is $9,500 and $0 as of March 31, 2017 and September 30, 2016, respectively.

6. RELATED PARTIES TRANSACTIONS

As of September 30, 2016 and September 30, 2015, the amount due to a related party, BioLite, Inc (“Biolite”) was $6,500,000 and $22,517 respectively.

As of September 30, 2016 and September 30, 2015, the amount due to shareholder, YuanGene Corporation, was $0 and $46,586 respectively.